SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES (Details) (USD $)	9 Months Ended		12 Months Ended
	Apr. 30, 2014	Apr. 30, 2013	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011	Jul. 19, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES [Abstract]
Advertising expense	$ 185,735		$ 40,000
Cash and cash equivalents	$ 49,511	$ 112,539	$ 205,154	$ 1,243	$ 8,900
Potentially issuable shares upon the conversion of convertible notes payable	54,104,048